MARK A. DIOMEDE
312-609-7727
mdiomede@vedderprice.com
VEDDER PRICE P.C.

222 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60601

312-609-7500

FAX: 312-609-5005
CHICAGO • NEW YORK CITY • WASHINGTON, D.C.

June 22, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Definitive Proxy Materials for:

Nuveen Municipal Value Fund, Inc. (NUV)	Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
Nuveen Municipal Value Fund 2 (NUW)	Nuveen Dividend Advantage Municipal Fund 3 (NZF)
Nuveen Municipal Income Fund, Inc. (NMI)	Nuveen Municipal High Income Opportunity Fund (NMZ)
Nuveen Enhanced Municipal Value Fund (NEV)	Nuveen Municipal High Income Opportunity Fund 2 (NMD)
Nuveen Premium Income Municipal Fund, Inc. (NPI)	Nuveen Insured Dividend Advantage Municipal Fund (NVG)
Nuveen Performance Plus Municipal Fund, Inc. (NPP)	Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)
Nuveen Municipal Advantage Fund, Inc. (NMA)	Nuveen Insured Premium Income Municipal Fund 2 (NPX)
Nuveen Municipal Market Opportunity Fund, Inc. (NMO)	Nuveen Insured Quality Municipal Fund, Inc. (NQI)
Nuveen Investment Quality Municipal Fund, Inc. (NQM)	Nuveen Insured Tax-Free Advantage Municipal Fund (NEA)
Nuveen Select Quality Municipal Fund, Inc. (NQS)	Nuveen Select Maturities Municipal Fund (NIM)
Nuveen Quality Income Municipal Fund, Inc. (NQU)	Nuveen Select Tax-Free Income Portfolio (NXP)
Nuveen Premier Municipal Income Fund, Inc. (NPF)	Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
Nuveen Premier Insured Municipal Income Fund, Inc. (NIF)	Nuveen Select Tax-Free Income Portfolio 3 (NXR)
Nuveen Premium Income Municipal Fund 2, Inc. (NPM)	Nuveen California Select Tax-Free Income Portfolio (NXC)
Nuveen Premium Income Municipal Fund 4, Inc. (NPT)	Nuveen New York Select Tax-Free Income Portfolio (NXN)
Nuveen Dividend Advantage Municipal Fund (NAD)	Nuveen Build America Bond Fund (NBB)
     (each a “Registrant” and collectively, the “ Registrants” )
To the Commission:
     On behalf of each Registrant above, notice is hereby given that the definitive proxy statement and form of proxy for the Registrants’ joint Annual Meeting to be held July 25, 2011 was filed for each Registrant as of the date of this letter. It is intended that definitive proxy materials will be mailed on or about June 23, 2011. Please call the undersigned at (312) 609-7727 or Renee Hardt at (312) 609-7616 with any questions or comments regarding this filing.
Sincerely,
/s/ Mark A. Diomede